1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Description of Business and Current Financial Condition (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Description of Business and Current Financial Condition

Description of Business and Current Financial Condition

Medifocus Inc. (the “Company” or “Medifocus”) was incorporated under the Business Corporations Act (Ontario) on April 25, 2005.  Medifocus develops and commercializes minimally invasive focused heat systems for the treatment of cancerous and benign tumors, and enlarged prostate, medically known as Benign Prostate Hyperplasia (“BPH”).

The Company owns two focused heat technology platforms with comprehensive US and international patent protection:

•          The Endo-thermotherapy Platform-from which Prolieve Thermodilatation System (“Prolieve”)  was developed, can potentially be used to treat cancers in prostate, rectal, cervical and esophageal, and

•          The Adaptive Phased Array (“APA”) Microwave Focusing Platform-invented by MIT, licensed to Medifocus, directs precisely focused microwave energy at tumor center to induce shrinkage or eradication of tumors without undue harm to surrounding tissue.  The Company’s APA 1000 Breast Cancer Treatment System, developed from the APA technology platform is currently in pivotal Phase-III clinical trials.